EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

24.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2014, 2015 and 2016. The basic weighted average number of ordinary shares for the years ended December 31, 2014 and 2015 are based on the 1,000,000,000 ordinary shares issued by Yintech upon the consummation of the Reorganization on November 18, 2015, as if those shares were issued as of the earliest date presented.

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Net Income attributable to Yintech	481,957	403,015	930,668	134,043
Basic weighted average number of ordinary shares outstanding	1,000,000,000	1,000,000,000	1,178,140,974	1,178,140,974
Effect of dilutive share options and RSUs	8,572,887	52,614,121	69,590,143	69,590,143

Dilutive weighted average number of ordinary shares	1,008,572,887	1,052,614,121	1,247,731,117	1,247,731,117

Basic earnings per share	0.48	0.40	0.79	0.11
Diluted earnings per share	0.48	0.38	0.75	0.11